Events subsequent to the period end	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Events subsequent to the period end

18. EVENTS SUBSEQUENT TO THE PERIOD END.

Subsequent to year end, 7 101 791 ordinary shares were issued following completion of the subscription process associated with the IPO. Other than the matter noted above, the directors are not aware of any material event which occurred after the reporting date and up to the date of this report.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

SHAREHOLDER INFORMATION

ALPS and Dr Tham are the Controlling Shareholders of Cilo Cybin, and the table below gives a breakdown of Cilo Cybin Shareholders’ respective holdings in the Company as at 31 March 2024:

Shareholder			Total number of Shares	% of total
	Directly	Indirectly
Dr Tham[1]	28,762,252	-	28,762,252	45%
ALPS	28,762,252	-	28,762,252	45%
Gabriel Theron[1]	3,550,895	-	3,550,895	5.56%
Shyan & Van Huyssteen	2,840,716	-	2,840,716	4.44%
Total	63,916,115	-	63,916,115	100.0%

Note:

1.	Dr Tham and Gabriel Theron are the only directors of the Company with an equity interest in the Company. There were no changes to the number of shares held by Dr Tham or Gabriel Theron between the year-end as at 31 March 2024 and the date of the approval of the annual financial statements.
2.	7 101 791 Shares issued to members of the Public in terms of the successful IPO after year ending 31 March 2024.

DETAIL STATEMENT OF PROFIT OR LOSS

	Notes	12 months ended 31 March 2024	12 months ended 31 March 2023

Revenue		-	-
Cost of sales		-	-
Gross profit		-	-
Other income		-	-
Investment revenue		1,064,093	-
Audit fees		(207,379)	(70,000)
Legal fees		(191,986)	(104,163)
Public relations and marketing		(163,413)	(337,220)
Secretarial services		-	(26,532)
Bank charges		(1,487)	(2,089)
Operating loss		499,829	(540,004)
Finance cost		(44,394)	(12,000)
Profit / (Loss) before taxation		455,435	(552,004)
Taxation		-	-
Profit / (Loss) for the year		455,435	(552,004)
Other comprehensive income		-	-
Total comprehensive profit / (loss)		455,435	(552,004)